Fair Value Measurements - Schedule of Fair Value Hierarchy for its Assets and Liabilities That are Measured at Fair Value on A Recurring Basis (Detail) - LGM ENTERPRISES, LLC [Member] - USD ($)
$ in Thousands
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets:
Total Assets	$ 71,294	$ 69,963	$ 10,738
Liabilities:
Derivative liability	4,548	971
Total Liabilities	4,548	971
Total		70,934
Level 1 [Member]
Assets:
Total Assets	146	515	383
Liabilities:
Derivative liability	0	0
Total Liabilities	0	0
Total		515
Level 2 [Member]
Assets:
Total Assets	71,148	69,448	10,355
Liabilities:
Derivative liability	0	0
Total Liabilities	0	0
Total		69,448
Level 3 [Member]
Assets:
Total Assets	0	0	0
Liabilities:
Derivative liability	4,548	971
Total Liabilities	4,548	971
Total		971
Money market mutual funds [Member]
Assets:
Money market mutual funds	146	515	383
Money market mutual funds [Member] | Level 1 [Member]
Assets:
Money market mutual funds	146	515	383
Money market mutual funds [Member] | Level 2 [Member]
Assets:
Money market mutual funds	0	0	0
Money market mutual funds [Member] | Level 3 [Member]
Assets:
Money market mutual funds	0	0	0
Short-term investments [Member]
Assets:
Short-term investments	71,148	69,448	10,355
Short-term investments [Member] | Level 1 [Member]
Assets:
Short-term investments	0	0	0
Short-term investments [Member] | Level 2 [Member]
Assets:
Short-term investments	71,148	69,448	10,355
Short-term investments [Member] | Level 3 [Member]
Assets:
Short-term investments	$ 0	$ 0	$ 0